Other income (expences), net	12 Months Ended
Dec. 31, 2025
Other income (expenses), net

14.  Other income (expenses), net

The Company’s other income for the years ended December 31, 2025 and 2024 is as follows:

	December 31, 2025	December 31, 2024
	$	$
Interest income	361	483
Foreign exchange expense	(140)	(286)

	221	197